Investments - Schedule of investments accounted for under equity method (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Marketable Securities [Line Items]
Payment for equity method investment	¥ 48,141,000	$ 6,979,789	¥ 107,103,932	¥ 276,291,399
Share of income (loss) in equity method investments	¥ 62,395,476	9,046,494	(15,127,838)	1,306,287
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Marketable Securities [Line Items]
Percentage of equity method investment acquired	35.084%				35.084%
Equity method investment, Amount agreed to invest	¥ 188,009,650
Share of income (loss) in equity method investments	3,585,612		¥ (16,138,901)	¥ (3,454,322)
Nanshan Stellar Investment LLP [Member]
Marketable Securities [Line Items]
Share of income (loss) in equity method investments	62,977,379	$ 9,388,560
Fair value of equity interest	¥ 31,741,000				$ 5,000,000